Intangible Assets - Summary of Amortization of Intangibles (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	S/ 112,072	S/ 86,557	S/ 82,743
Cost of sales and services [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	98,318	67,381	59,682
Administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	4,856	3,002	4,890
Discontinued operations [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense of intangible assets	S/ 8,898	S/ 16,174	S/ 18,171